UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3346
                                                      --------

                          Oppenheimer Series Fund, Inc.
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: October
                                                 -------

                      Date of reporting period: 07/31/2006
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


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Oppenheimer Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
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
                                                                                      SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--93.5%
----------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.8%
----------------------------------------------------------------------------------------------------------------
MEDIA--6.8%
Liberty Global, Inc., Series A                                                     1,392,878    $    30,434,384
----------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                   4,464,716         94,562,685
----------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                              539,100         10,372,284
                                                                                                ----------------
                                                                                                    135,369,353
----------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.1%
----------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.4%
Wal-Mart Stores, Inc.                                                                612,800         27,269,600
----------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.4%
ConAgra Foods, Inc.                                                                2,231,456         47,976,304
----------------------------------------------------------------------------------------------------------------
TOBACCO--4.3%
Altria Group, Inc.                                                                 1,068,700         85,463,939
----------------------------------------------------------------------------------------------------------------
ENERGY--8.9%
----------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Halliburton Co.                                                                      306,300         10,218,168
----------------------------------------------------------------------------------------------------------------
OIL & GAS--8.4%
Exxon Mobil Corp.                                                                  2,172,400        147,158,376
----------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                                       290,200         19,800,346
                                                                                                ----------------
                                                                                                    166,958,722
----------------------------------------------------------------------------------------------------------------
FINANCIALS--30.3%
----------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--6.5%
Bear Stearns Cos., Inc. (The)                                                        134,400         19,067,328
----------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                                            445,500         10,384,605
----------------------------------------------------------------------------------------------------------------
UBS AG                                                                             1,827,050         99,391,520
                                                                                                ----------------
                                                                                                    128,843,453
----------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.4%
Wachovia Corp.                                                                     1,614,300         86,574,909
----------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--4.1%
Capital One Financial Corp.                                                        1,057,700         81,813,095
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.3%
Bank of America Corp.                                                              1,651,278         85,090,355
----------------------------------------------------------------------------------------------------------------
INSURANCE--7.8%
Everest Re Group Ltd.                                                                944,900         89,396,989
----------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                    1,366,070         46,856,201
----------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                  685,570         19,394,775
                                                                                                ----------------
                                                                                                    155,647,965
----------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.2%
Countrywide Financial Corp.                                                        1,018,740         36,501,454
----------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                          480,470         27,799,994
                                                                                                ----------------
                                                                                                     64,301,448
----------------------------------------------------------------------------------------------------------------
HEALTH CARE--5.2%
----------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
UnitedHealth Group, Inc.                                                             203,900          9,752,537
----------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.7%
Abbott Laboratories                                                                  212,300         10,141,571
----------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                       1,498,500         38,946,015


1       |       Oppenheimer Value Fund

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Oppenheimer Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
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
                                                                                      SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Sanofi-Aventis SA, ADR                                                               955,600    $    45,285,884
                                                                                                ----------------
                                                                                                     94,373,470
----------------------------------------------------------------------------------------------------------------
INDUSTRIALS--12.2%
----------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.4%
Rockwell Collins, Inc.                                                               174,400          9,307,728
----------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                          1,585,700         98,614,683
                                                                                                ----------------
                                                                                                    107,922,411
----------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.0%
Cendant Corp.                                                                      1,292,240         19,396,522
----------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.8%
Siemens AG, Sponsored ADR                                                          1,427,700        115,258,221
----------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.9%
----------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.5%
Hutchinson Technology, Inc. 1                                                        564,900         10,196,445
----------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.0%
eBay, Inc. 1                                                                         786,345         18,927,324
----------------------------------------------------------------------------------------------------------------
SOFTWARE--8.4%
Compuware Corp. 1                                                                  1,590,994         11,121,048
----------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                    2,396,860         57,596,546
----------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                     3,587,540         23,283,135
----------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                   2,836,100         50,766,190
----------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                              2,258,125         24,184,519
                                                                                                ----------------
                                                                                                    166,951,438
----------------------------------------------------------------------------------------------------------------
MATERIALS--2.7%
----------------------------------------------------------------------------------------------------------------
CHEMICALS--1.0%
Praxair, Inc.                                                                        347,680         19,066,771
----------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.9%
Cemex SA de CV, Sponsored ADR                                                        654,800         18,543,936
----------------------------------------------------------------------------------------------------------------
METALS & MINING--0.8%
Phelps Dodge Corp.                                                                   170,700         14,908,938
----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.6%
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
IDT Corp., Cl. B 1                                                                 1,266,103         16,940,458
----------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.8%
Sprint Nextel Corp.                                                                2,778,400         55,012,320
----------------------------------------------------------------------------------------------------------------
UTILITIES--5.8%
----------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
Reliant Energy, Inc. 1                                                               795,130         10,002,735
----------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--2.0%
AES Corp. (The) 1                                                                  2,045,880         40,631,177
----------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--3.3%
CMS Energy Corp. 1                                                                 1,527,800         21,404,478
----------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                           539,230         22,475,106
----------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                        436,930         21,086,242
                                                                                                ----------------
                                                                                                     64,965,826
                                                                                                ----------------
Total Common Stocks (Cost $1,751,023,029)                                                         1,858,377,840


2       |       Oppenheimer Value Fund

--------------------------------------------------------------------------------

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                      AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--0.7%
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.95%, 8/1/06 (Cost $15,300,000)                        $ 15,300,000    $    15,300,000
----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.5%
----------------------------------------------------------------------------------------------------------------
Undivided interest of 7.03% in joint repurchase agreement (Principal
Amount/Value $1,265,611,000, with a maturity value of $1,265,794,514)
with UBS Warburg LLC, 5.22%, dated 7/31/06, to be repurchased at
$89,025,907 on 8/1/06, collateralized by Federal National Mortgage Assn.,
5%-6%, 4/1/35-12/1/35, with a value of $845,724,461 and Federal Home
Loan Mortgage Corp., 5.50%, 5/1/35, with a value of $448,829,145
(Cost $89,013,000)                                                                89,013,000         89,013,000
----------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,855,336,029)                                       98.7%     1,962,690,840
----------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                          1.3         25,461,152
                                                                                --------------------------------
Net Assets                                                                             100.0%   $ 1,988,151,992
                                                                                ================================

Footnote to Statement of Investments

1. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                   $ 1,856,799,875
                                                 ===============

Gross unrealized appreciation                    $   175,930,298
Gross unrealized depreciation                        (70,039,333)
                                                 ---------------
Net unrealized appreciation                      $   105,890,965
                                                 ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term


3       |       Oppenheimer Value Fund

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Oppenheimer Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

"money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


4       |       Oppenheimer Value Fund



ITEM 2. CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Series Fund, Inc.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/14/2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/14/2006

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 09/14/2006